Income Tax Provision (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of the Company's deferred income tax assets
	2016	2015
Net operating loss carryforward	$(4,217,871)	$(2,925,548)
Stock based compensation	2,154	1,036
Fair value of warrants	884,027	—
Total deferred tax assets	(3,331,690)	(2,924,511)
Valuation allowance	3,331,690	2,924,511
Net deferred tax asset	$—	$—

Schedule of reconciliation of the effective income tax rate
	2016	2015
U.S federal statutory income tax	-34.00%	-34.00%
State tax, net of federal tax benefit	-5.80%	-5.80%
Change in valuation allowance	39.80%	39.80%
Effective tax rate	0.00%	0.00%